SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Accounts receivable	$ 1,600	$ 7,303
Inventories	511	(3,304)
Prepaid expenses	(598)	(793)
Accounts payable and accrued liabilities	(94)	421
Income taxes payable	(2,103)	865
Net changes in non-cash working capital	(684)	4,492
Reclamation included in mineral property, plant and equipment	0	63
Fair value of exercised options allocated to share capital	177	131
Income taxes paid	3,439	3,449
Special mining duty paid	$ 1,670	$ 1,012